Leases - Summary of lease cost (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 44,190
Interest of lease liabilities	5,183
Expenses for short-term leases within 12 months	1,499
Total lease cost	¥ 50,872